CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
		Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Operating revenues
Contract revenues		$ 124	$ 329	$ 182	$ 248	$ 515
Management contract revenues	[1]	36	66	56	77	130
Total operating revenues		169	414	253	346	680
Operating expenses
Depreciation and amortization		(17)	(37)	(39)	(52)	(73)
Management contract expenses	[1]	(31)	(47)	(36)	(49)	(92)
Merger and integration related expenses		0	(16)	0	0	(19)
Selling, general and administrative expenses		(6)	(14)	(16)	(24)	(28)
Total operating expenses		(134)	(308)	(228)	(321)	(527)
Other operating items
Gain on disposals		2	3	0	0	7
Total other operating items		2	3	0	0	7
Operating profit		37	109	25	25	160
Financial and other non-operating items
Interest income		0	5	2	3	12
Interest expense		(7)	(13)	(30)	(40)	(29)
Share in results from associated companies (net of tax)		(2)	11	(8)	(6)	14
Reorganization items		3,651	0	(5)	(9)	0
Other financial items		30	(5)	(12)	3	(6)
Total financial and other non-operating items, net		3,704	(2)	(53)	(49)	(9)
Profit/(loss) before income taxes		3,741	107	(28)	(24)	151
Income tax expense		(2)	(13)	(8)	(8)	(14)
Profit/(loss) from continuing operations		3,739	94	(36)	(32)	137
Loss after tax from discontinued operations		(33)	0	0	0	0
Net profit/(loss)		$ 3,706	$ 94	$ (36)	$ (32)	$ 137
Basic (loss)/earnings per share from continuing operations (in USD per share)		$ 37.25	$ 1.18	$ (0.72)	$ (0.64)	$ 2.11
Diluted (loss)/earnings per share from continuing operations (in USD per share)		37.25	1.16	(0.72)	(0.64)	2.07
Basic (loss)/earnings per share (in USD per share)		36.92	1.18	(0.72)	(0.64)	2.11
Diluted (loss)/earnings per share (in USD per share)		$ 36.92	$ 1.16	$ (0.72)	$ (0.64)	$ 2.07
Related party revenues		$ 19	$ 72	$ 57	$ 74	$ 146
Total related party operating expenses		(3)	0	0	0	0
Continuing operations
Financial and other non-operating items
Reorganization items		3,683	0	(5)	(9)	0
Reimbursable revenues/ expenses
Operating revenues
Revenue		4	9	8	12	15
Operating expenses
Vessel and rig operating expenses		(4)	(8)	(7)	(10)	(14)
Other revenues
Operating revenues
Revenue	[1]	5	10	7	9	20
Vessel and rig operating expenses
Operating expenses
Vessel and rig operating expenses	[1]	$ (76)	$ (186)	$ (130)	$ (186)	$ (301)

[1]	Includes revenue received from related parties of $72 million, $146 million, $57 million, $74 million and $19 million for the three and six months ended June 30, 2023, the three months ended June 30, 2022, the period from February 23, 2022 through June 30, 2022 and period from January 1, 2022 through February 22, 2022 respectively, and costs paid to related parties of $3 million for the period from January 1, 2022 through February 22, 2022. Refer to Note 24 - Related party transactions for further details.